WARRANTS (Details Narrative)													1 Months Ended					9 Months Ended			12 Months Ended
	Jul. 06, 2026	Aug. 15, 2025	Jul. 09, 2025 shares	May 09, 2025 USD ($) shares	Mar. 09, 2025 shares	Feb. 28, 2025 $ / shares shares	Jan. 09, 2025 USD ($) $ / shares shares	Nov. 08, 2024 USD ($) $ / shares shares	Nov. 08, 2024 CAD ($) shares	Jun. 20, 2024 shares	Apr. 18, 2024 USD ($) $ / shares shares	Apr. 18, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Aug. 31, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2024 USD ($)	Dec. 31, 2025 $ / shares shares	Dec. 18, 2025 USD ($) $ / shares shares	Dec. 18, 2025 $ / shares	Nov. 06, 2025 USD ($) $ / shares shares	Nov. 06, 2025 $ / shares	Jul. 11, 2025 USD ($) $ / shares shares	Jul. 11, 2025 $ / shares	Apr. 28, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares shares	Feb. 28, 2025 $ / shares	Jan. 09, 2025 $ / shares shares	Jan. 08, 2025 shares	Dec. 31, 2024 $ / shares shares	Nov. 08, 2024 $ / shares shares	Sep. 26, 2024 $ / shares	Aug. 31, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	Apr. 18, 2024 $ / shares
WarrantsLineItems [Line Items]
Issuance of convertible debenture			250,000	4,253						255,185
Warrants					66,667										115,739	185,181	185,181	4,750,865			2,095,224			4,750,865									2,095,224							185,181	185,181
Exercise price, per share | (per share)							$ 36.81						$ 13.15					$ 15.96	[1]	$ 13.15	$ 28.86	[2]		$ 21.87					$ 8.409	$ 11.50	$ 8.80	$ 12.00	$ 41.50		$ 52.92		$ 18.90		$ 22.54
fair value of compensation warrants | $							$ 920,786
Fair value adjustment of warrants | $								$ 58,290			$ 181,394		$ 165,518	$ 165,518	$ 134,813						$ 1,402,511		$ 1,488,527
Gross proceeds from warrants											$ 7,306,000	$ 10,000,000								$ 8,511,105
Compensation warrants															10,562
Issuance of warrants											370,370	370,370
Fees paid											$ 234,087	$ 320,404
Share price at grant date | (per share)							$ 29.55																						6.946	9.50	$ 8.64	$ 12.00			$ 42.39
Warrant [Member]
WarrantsLineItems [Line Items]
Exercise price, per share | (per share)																									$ 5.11	$ 7.00	$ 5.11	$ 7.00	$ 8.26	11.50
Issuance of warrants																									434,764		1,236,667		503,882
Warrants expiration period																									3 years		3 years
Share price at grant date | (per share)																													$ 8.26	$ 11.50
Fair value of warrants | $				$ 495,635																							$ 2,774,214		$ 660,900
Forecast [Member]
WarrantsLineItems [Line Items]
Warrants description	For presentation purposes, the Company divided the total outstanding warrants by 27 to reflect 1 warrant + CAD$68.85 ($50.23 at balance sheet rate) = 1 New Class A Subordinate Voting share.
Warrant [Member]
WarrantsLineItems [Line Items]
Issuance of convertible debenture						257,312
Exercise price, per share | (per share)						$ 36.81										$ 28.17	$ 28.17																	$ 52.92						$ 40.50	$ 40.50
Broker Units [Member]
WarrantsLineItems [Line Items]
Units issued																									23,026		186,667
Share price at grant date | (per share)																									$ 2.22	$ 3.04	$ 4.38	$ 6.00
Fair value of units | $																									$ 45,361		$ 644,058
Special Warrants [Member]
WarrantsLineItems [Line Items]
Issuance of convertible debenture					133,333											370,370	370,370
Exercise price, per share | (per share)								$ 9.39			$ 19.74																											$ 13.50				$ 27.00
Gross proceeds from warrants								$ 1,251,000	$ 1,800,000		$ 7,306,000	$ 10,000,000
Sale of special warrants								133,333	133,333		370,370	370,370
Subordinate Voting Shares [Member]
WarrantsLineItems [Line Items]
Issuance of convertible debenture					133,333											370,370	370,370
Warrant [Member]
WarrantsLineItems [Line Items]
Issuance of warrants				458,333			235,904						129,508	129,508						129,508															235,904		129,508
Compensation Warrants [Member]
WarrantsLineItems [Line Items]
Exercise price, per share | (per share)								$ 9.39																														$ 13.50
Issuance of warrants				70,334			26,420	6,765					13,615	13,615						13,615									110,271						26,420		13,615	6,765
Broker Warrants [Member]
WarrantsLineItems [Line Items]
Issuance of warrants																																				28
Unit Warrant Share [Member]
WarrantsLineItems [Line Items]
Exercise price, per share | (per share)								$ 13.15			$ 28.17																											$ 18.90				40.50
Finder Warrants [Member]
WarrantsLineItems [Line Items]
Exercise price, per share | (per share)											$ 18.78																															27.00
Issuance of warrants											11,720	11,720
Finder Unit Warrants [Member]
WarrantsLineItems [Line Items]
Exercise price, per share | (per share)											$ 28.17																															$ 40.50
Pre-Consolidation Exercise Terms [Member] | Forecast [Member]
WarrantsLineItems [Line Items]
Warrants description	Pre-Consolidation Exercise Terms: 1 Warrant + CAD$2.55 ($1.86 at balance sheet rate) = 1 Class A Subordinate Voting share	Pre-Consolidation exercise terms: 1 warrant + CAD$1.00 ($0.6956 at balance sheet rate) = 1 Class A Subordinate Voting share.
Post-Consolidation Exercise Terms [Member] | Forecast [Member]
WarrantsLineItems [Line Items]
Warrants description	Post-Consolidation Exercise Terms: 27 Warrants + CAD$68.85 ($50.23 at balance sheet rate) = 1 New Class A Subordinate Voting share.	Post-Consolidation Exercise Terms: 27 Warrants + CAD$27.00 ($18.78 at balance sheet rate) = 1 New Class A Subordinate Voting share.

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.